Average Annual Total Returns - Class Z - Income Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 1 Year	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 5 Years	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 10 Years
Total	8.18%	5.79%	4.71%	6.45%	4.23%	3.17%	5.07%	3.80%	2.99%	7.51%	4.44%	3.84%	11.28%	6.73%	5.35%